The Universal Institutional Funds, Inc.

Prospectus Supplement

September 8, 2006

The Universal Institutional Funds, Inc.

Supplement dated

September 8, 2006 to

The Universal Institutional

Funds, Inc. Prospectus

dated May 1, 2006 of:

Core Plus Fixed Income

Portfolio (“Class I”)

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Please retain this supplement for future reference.

UIFCPFISPTI 9/06

The Universal Institutional Funds, Inc.

Prospectus Supplement

September 8, 2006

The Universal Institutional Funds, Inc.

Supplement dated

September 8, 2006 to

The Universal Institutional

Funds, Inc. Prospectus

dated May 1, 2006 of:

Core Plus Fixed Income Portfolio (“Class II”)

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Please retain this supplement for future reference.

UIFCPFISPTII 9/06

The Universal Institutional Funds, Inc.

Prospectus Supplement

September 8, 2006

The Universal Institutional Funds, Inc.

Supplement dated

September 8, 2006 to

The Universal Institutional

Funds, Inc. Prospectus

dated May 1, 2006 of:

Emerging Markets Debt Portfolio (“Class I”)

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Please retain this supplement for future reference.

UIFEMDSPTI 9/06

The Universal Institutional Funds, Inc.

Prospectus Supplement

September 8, 2006

The Universal Institutional Funds, Inc.

Supplement dated

September 8, 2006 to

The Universal Institutional

Funds, Inc. Prospectus

dated May 1, 2006 of:

Emerging Markets Debt Portfolio (“Class II”)

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Please retain this supplement for future reference.

UIFEMDSPTII 9/06

The Universal Institutional Funds, Inc.

Prospectus Supplement

September 8, 2006

The Universal Institutional Funds, Inc.

Supplement dated

September 8, 2006 to

The Universal Institutional

Funds, Inc. Prospectus

dated May 1, 2006 of:

Equity and Income

Portfolio (“Class II”)

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Please retain this supplement for future reference.

UIFEIPSPTII 9/06

The Universal Institutional Funds, Inc.

Prospectus Supplement

September 8, 2006

The Universal Institutional Funds, Inc.

Supplement dated

September 8, 2006 to

The Universal Institutional

Funds, Inc. Prospectus

dated May 1, 2006 of:

High Yield

Portfolio (“Class I”)

The following disclosure is hereby added after the third sentence in the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Derivatives and Other Investments”:

Cross currency hedges involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

The following disclosure is hereby added at the end of the second paragraph of the section of the Prospectus titled “Investment Strategies and Related Risks—Risks of Derivatives”:

For cross currency hedges, there is an additional risk to the extent that these transactions create exposure to currencies in which the Portfolio’s securities are not denominated.

Please retain this supplement for future reference.

UIFHYPSPTI 9/06